Cover	3 Months Ended
Jan. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	WESTERN MAGNESIUM CORPORATION
Entity Central Index Key	0001801762
Entity Tax Identification Number	61-1934413
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8180 Greensboro Drive
Entity Address, Address Line Two	Suite 720
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(571)
Local Phone Number	378-0762
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	658-7581